SHARE CAPITAL - Narrative - Warrants (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares	Aug. 27, 2024 USD ($) shares	Mar. 31, 2026 USD ($) shares warrants	Mar. 31, 2025 USD ($)
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net			$ 146,052	$ 14,305
Threshold for press release publication days	30 days
Threshold trading days, warrants	5 days
Share-based compensation			10,863	31,282
Warrants
Disclosure of classes of share capital [line items]
Share-based compensation		$ 1,433		1,433
Options
Disclosure of classes of share capital [line items]
Share-based compensation			$ 2,314	$ 29,849
Registered Direct Offering
Disclosure of classes of share capital [line items]
Number of shares acquired upon granted of warrant in share-based payment arrangement | shares	9,409,138
Exercise price, share options granted (in USD/CAD per share) | $ / shares	$ 8.14
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | shares			12,205,335
Number of warrants with extended expiry dates (in shares) | shares		405,924
Granted to officers and directors
Disclosure of classes of share capital [line items]
Number of warrants with extended expiry dates (in shares) | shares		260,527
Pre-funded warrants | Exercise Of Pre Funded Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | warrants			1,565,250
Common shares | Exercise Of Pre Funded Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares			1,565,246
October 2025 Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net	$ 175,010
Warrant acceleration share price threshold (in USD per share) | $ / shares	$ 19.53
Grant date fair value	$ 19,011
October 2025 Registered Direct Offering | Pre-funded warrants
Disclosure of classes of share capital [line items]
Pre-funded Common Share purchase warrants (in shares) | shares	4,605,500
Granted or issued (in USD per share) | $ / shares	$ 6.50999
Proceeds on issuance of common shares, net	$ 29,982
Shares deducted from equity	1,883
October 2025 Registered Direct Offering | Common shares
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net	$ 145,028
Number of shares issued (in shares) | shares	22,277,750
October 2025 Registered Direct Offering | Warrants
Disclosure of classes of share capital [line items]
Granted or issued (in USD per share) | $ / shares	$ 8.14
Warrant acceleration share price threshold (in USD per share) | $ / shares	$ 19.53